Warrant liability	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Warrant liability
12. Warrant liability

	June 30, 2022 £’000	June 30, 2021 £’000
At January 1	8,336	50,775

Warrants exercised	—	(2,400)
Fair value changes during the period	(1,210)	(14,364)

At June 30	7,126	34,011

	June 30, 2022 £’000	December 31, 2021 £’000
Current	6,904	—
Non-current	222	8,336

Total	7,126	8,336

The change in fair value of the warrant liability represents an unrealized gain for the six months ended June 30, 2022 and for the six months ended June 30, 2021.
Warrants - private placement
As a part of the private placement transaction on June 3, 2020, the participating investors received conditional warrants entitling them to subscribe for an aggregate of 161,048,366 ordinary shares in the Company. The warrants were conditional on certain resolutions being passed at the Company’s general meeting on June 30, 2020. On the passing of the resolutions, the warrants entitled the investors to subscribe for ordinary shares at an exercise price of £0.348 per warrant and are exercisable until June 2023. The warrants are classified as liabilities as the Company does not have an unconditional right to avoid redeeming the instruments for cash. The fair value of the warrant liability was £6.9 million as of June 30, 2022 (£8.0 million as of December 31, 2021). The change in the fair value of £1.1 million was recognized as a gain in the condensed
consolidated statement of comprehensive
(loss)/
income. In the six months ended June 30, 2022,
no
 warrants were exercised.
Warrants – bank loan
As of June 30, 2022 and December 31, 2021, the former lenders of the Company have warrants outstanding to purchase a total of 1,243,908 ordinary shares at an exercise price of £2.95 per share exercisable until August 2027
and a total of 1,243,908 ordinary shares at an exercise price of $0.4144 per share exercisable until October 2028.
At June 30, 2022, the fair value of these warrants were £0.2 million (December 31, 2021: £0.3 million). The change in the fair value of £0.1 million was recognized as a gain in the condensed
consolidated statement of comprehensive
(loss)/
income. There were no warrants exercised during the six months ended June 30, 2022.
Total outstanding warrants
At June 30, 2022, a total of 147,431,351 warrants are outstanding. The warrants outstanding are equivalent to 25% of the ordinary share capital of the Company.
The following table lists the weighted average inputs to the models used for the fair value of warrants:

	June 30, 2022	December 31, 2021
Expected volatility (%)	116	75
Risk-free interest rate (%)	2.4	0.9
Expected life of share options (years)	1.0	1.5
Market price of ADS($)	1.12	1.60
Model used	Black-Scholes	Black-Scholes
Volatility was estimated by reference to the one year historical volatility of the historical share price of the Company.